Cover	Mar. 12, 2021	Mar. 11, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Mar. 11, 2021
Entity File Number		000-03134
Entity Registrant Name		PARK-OHIO HOLDINGS CORP.
Entity Incorporation, State or Country Code		OH
Entity Tax Identification Number		34-1867219
Entity Address, Address Line One		6065 Parkland Boulevard,
Entity Address, City or Town		Cleveland,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44124
City Area Code	440
Local Phone Number	947-2000
Title of 12(b) Security		Common Stock, Par Value $1.00 Per Share
Trading Symbol		PKOH
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000076282
Amendment Flag		false
Document Information [Line Items]
Document Period End Date		Mar. 11, 2021